X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (65.60%)
COMMUNICATIONS (5.49%)
Alphabet, Inc., Class C	4,852	$811,206
AppLovin Corp., Class A(a)	3,900	509,145
Booking Holdings, Inc.	92	387,515
Expedia Group, Inc.(a)	2,556	378,339
Meta Platforms, Inc., Class A	1,699	972,576
Zillow Group, Inc., Class C(a)	2,688	171,629
		3,230,410

CONSUMER DISCRETIONARY (14.65%)
Amazon.com, Inc.(a)	3,128	582,840
Chipotle Mexican Grill, Inc.(a)	10,755	619,703
Copart, Inc.(a)	14,863	778,821
Domino's Pizza, Inc.	598	257,224
Home Depot, Inc.	1,470	595,644
Lennar Corp., Class A	4,812	902,154
MercadoLibre, Inc.(a)	390	800,264
PulteGroup, Inc.	7,635	1,095,851
RH(a)	1,744	583,246
Skechers USA, Inc., Class A(a)	10,773	720,929
TJX Cos., Inc.	7,582	891,188
Tractor Supply Co.	2,656	772,710
		8,600,574

CONSUMER STAPLES (6.22%)
Altria Group, Inc.	9,970	508,869
Costco Wholesale Corp.	1,186	1,051,413
Dollar General Corp.	2,771	234,343
Philip Morris International, Inc.	5,604	680,325
Walmart, Inc.	14,678	1,185,249
		3,660,199

ENERGY (5.31%)
Chesapeake Energy Corp.	6,008	494,158
EOG Resources, Inc.	3,709	455,947
New Fortress Energy, Inc.	13,487	122,597
Occidental Petroleum Corp.	16,800	865,872
Suncor Energy, Inc.	31,958	1,179,890
		3,118,464

FINANCIALS (8.24%)
Ally Financial, Inc.	10,226	363,943
Berkshire Hathaway, Inc., Class B(a)	1,863	857,464
Chubb, Ltd.	2,705	780,095
Intercontinental Exchange, Inc.	1,661	266,823
JPMorgan Chase & Co.	3,617	762,681
MarketAxess Holdings, Inc.	1,270	325,374
Mastercard, Inc., Class A	1,197	591,079

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Description	Shares	Value
FINANCIALS (continued)
Truist Financial Corp.	6,725	$287,628
OFG Bancorp	3,525	158,343
PayPal Holdings, Inc.(a)	5,700	444,771
		4,838,201

HEALTH CARE (4.38%)
AbbVie, Inc.	1,895	374,225
Amgen, Inc.	2,068	666,330
Bausch Health Cos., Inc.(a)	11,163	91,090
Johnson & Johnson	3,213	520,699
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	51,226	923,092
		2,575,436

INDUSTRIALS (9.32%)
Fastenal Co.	8,578	612,641
Generac Holdings, Inc.(a)	3,026	480,771
General Dynamics Corp.	2,680	809,896
Lockheed Martin Corp.	1,298	758,759
RXO, Inc.(a)	7,823	219,044
TransDigm Group, Inc.	549	783,494
United Rentals, Inc.	1,439	1,165,202
XPO, Inc.(a)	5,977	642,587
		5,472,394

MATERIALS (3.59%)
Freeport-McMoRan, Inc.	9,256	462,060
Glencore PLC, ADR	56,971	652,317
Rio Tinto PLC, ADR	4,851	345,246
Tecnoglass, Inc.	5,545	380,720
Vale SA, ADR	22,795	266,246
		2,106,589

TECHNOLOGY (8.40%)
Advanced Micro Devices, Inc.(a)	5,639	925,247
Akamai Technologies, Inc.(a)	3,288	331,924
Booz Allen Hamilton Holding Corp.	1,902	309,570
Fortinet, Inc.(a)	6,767	524,781
Garmin, Ltd.	4,034	710,105
Micron Technology, Inc.	7,123	738,726
Oracle Corp.	2,400	408,960
Palantir Technologies, Inc., Class A(a)	10,900	405,480
Shopify, Inc., Class A(a)	5,244	420,254
SolarWinds Corp.	11,606	151,458
		4,926,505

TOTAL COMMON STOCKS (Cost $29,028,968)		38,528,772

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES (26.80%)
Residential (26.80%)
Ginnie Mae II Pool, Series 2020-
03/20/50, 2.50%	$1,713,365	$1,521,013
Ginnie Mae II Pool, Series MA7533 - 2021
08/20/51, 2.00%	5,045,793	4,278,732
Ginnie Mae II Pool, Series 2021-
10/20/51, 2.00%	4,925,729	4,176,909
12/20/51, 2.00%	2,411,918	2,045,237
		6,222,146
Ginnie Mae II Pool, Series MA7704 - 2021
11/20/51, 2.00%	4,388,493	3,721,330

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,394,499)		15,743,221

GOVERNMENT BONDS (5.62%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,541,848
U.S. Treasury Notes
10/15/24, 0.63%	1,590,000	1,587,401
01/31/25, 1.38%	126,500	125,184
10/31/26, 1.63%	45,600	43,769
		1,756,354

TOTAL GOVERNMENT BONDS (Cost $3,281,408)		3,298,202

SHORT-TERM INVESTMENTS (1.52%)
U.S. Treasury Bills
11/21/24, 3.27%(b)	500,000	496,722
12/26/24, 4.23%(b)	400,000	395,695
		892,417

TOTAL SHORT-TERM INVESTMENTS (Cost $892,288)		892,417

TOTAL INVESTMENTS (99.54%) (Cost $48,597,163)		58,462,612
Other Assets In Excess Of Liabilities (0.46%)		270,453
NET ASSETS (100.00%)		$58,733,065

(a)	Non-income producing security.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$38,528,772	$–	$–	$38,528,772
Mortgaged-Backed Securities	–	15,743,221	–	15,743,221
Government Bonds	3,298,202	–	–	3,298,202
Short-Term Investments	892,417	–	–	892,417
Total	$42,719,391	$15,743,221	$–	$58,462,612

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at September 30, 2024.